Options - Schedule of Company’s Equity-Based Awards Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	$ 418	$ 363	$ 222
Research and development [Member]
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	185	216	144
Sales and marketing [Member]
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	20	41	49
General and administrative [Member]
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	$ 213	$ 106	$ 29